Disposals and scrapping (Tables)	12 Months Ended
Jun. 30, 2020
Disposals and scrapping
Schedule of disposals and scrapping

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment	20	776	708	591
cost		6 529	7 245	6 297
accumulated depreciation and impairment		(5 753)	(6 537)	(5 706)
Assets under construction	21	655	852	1 200
Goodwill and other intangible assets		179	112	147
cost		276	336	319
accumulated amortisation and impairment		(97)	(224)	(172)
Equity accounted investments		437	—	1 525
Assets in disposal groups held for sale		2 563	94	215
Trade and other receivables		—	—	339
Cash and cash equivalents		—	—	36
Liabilities in disposal groups held for sale		(414)	(38)	—
Short-term provisions		—	—	(24)
Tax payable		—	—	(35)
Trade and other payables		175	—	(208)
		4 371	1 728	3 786
Non-controlling interest		—	—	(51)
		4 371	1 728	3 735
Total consideration		4 285	567	2 425
consideration received		4 285	567	2 316
long-term supply agreement		—	—	109

		(86)	(1 161)	(1 310)
Realisation of accumulated translation effects		801	52	482
Net profit/(loss) on disposal		715	(1 109)	(828)
Consideration received comprising
Base Chemicals — Investment in Sasol Huntsman GmbH & co KG		1 506	—	—
Base Chemicals — Partial disposal of Explosives business		991	—	—
Energy — Investment in Escravos GTL (EGTL)		875	—	—
Performance Chemicals — Sasol Wilmar Alcohol Industries		235	—	—
Performance Chemicals — Heat Transfer Fuels (HTF) business		—	271	—
Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and
Petronas Chemicals Olefins Sdn Bhd		—	—	1 918
Energy — Property and mineral rights in the US (Lake de Smet)		—	—	215
Other		678	296	183
Consideration received		4 285	567	2 316